Offsets	Aug. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Smith Micro Software, Inc.
Form or Filing Type	S-1
File Number	333-281349
Initial Filing Date	Aug. 07, 2024
Fee Offset Claimed	$ 166.68
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 16,700,000.00
Termination / Withdrawal Statement	The Registrant withdrew the Registration Statement on Form S-1 filed on August 7, 2024 (File No. 333-281349) (the "Prior S-1") by filing a Form RW on September 16, 2024. The Prior S-1 was not declared effective by the Securities and Exchange Commission, and no securities were issued or sold thereunder The Registrant paid a registration fee of $2,464.92 in connection with the registration of $16,700,000 of shares of the Registrant's Common Stock, par value $0.001 per share under the Prior S-1. The Registrant previously offset $1,079.12 of the total registration fees due under its Registration Statement on Form S-1 (File No. 333-282858) filed on October 28, 2024 against the fees previously paid in connection with the Prior S-1, leaving a remaining balance of $1,385.80 available for future filing fee offsets by the Registrant. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $166.68, representing a portion of the $2,464.92 fee paid in connection with the Prior S-1. As a result of such offset, the Registrant will have $1,219.12 remaining in unused filing fees available to be applied to future filings of the Registrant.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Smith Micro Software, Inc.
Form or Filing Type	S-1
File Number	333-281349
Filing Date	Aug. 07, 2024
Fee Paid with Fee Offset Source	$ 2,464.92
Offset Note	The Registrant paid a registration fee of $2,464.92 in connection with the registration of $16,700,000 of shares of the Registrant's Common Stock, par value $0.001 per share, under the Prior S-1.